Intangible Assets, Net	6 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

	As of September 30,	As of March 31,
	2022	2022
Land use right, cost	$814,388	$910,808
Customer relationship (Note 14)	7,887,546	8,822,973
Trademark	9,859	11,027
Software, cost	1,008,329	1,127,710
Total	9,720,122	10,872,518
Less: accumulated amortization	(1,425,479)	(771,113)
Intangible assets, net	$8,294,643	$10,101,405

As of September 30, 2022 and March 31, 2022, the Company pledged its land use right on its land with a carrying value of $82,059 (12,120 square meters) and $93,140 (12,120 square meters), respectively, as the collateral for a short-term bank loan (see Note 10).

For the six months ended September 30, 2022 and 2021, the Company purchased new intangible assets of nil and $17,050, respectively. For the six months ended September 30, 2022 and 2021, the Company recorded no disposal of intangible assets.

As of September 30, 2022, the company concluded that there was no impairment of intangible assets.

Amortization expense was $771,357 and $64,936 for the six months ended September 30, 2022 and 2021, respectively.

Estimated future amortization expense is as follows as of September 30, 2022:

Six months ending September 30,	Amortization expense
2023	$1,542,714
2024	1, 542,714
2025	1, 542,714
2026	1, 542,714
2027	1, 542,714
Thereafter	581,073
$8,294,643